CONVERTIBLE SENIOR NOTES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE SENIOR NOTES.
Schedule of convertible senior notes

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Current liabilities:
Convertible Senior Notes held by a related party-current
2024 Convertible Notes	633,475	—	—
2025 Convertible Notes	—	522,744	75,791
Convertible Senior Notes held by third parties-current
2024 Convertible Notes	633,475	77	11
	1,266,950	522,821	75,802
Non-current liabilities:
Convertible Senior Notes held by a related party-non-current
2025 Convertible Notes	955,097	522,744	75,791
	955,097	522,744	75,791